SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 42,548	$ 6,169	¥ 15,186	¥ 30,652
Origination and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	2,408		3,159	3,167
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	33,740		5,021	8,870
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	6,038		5,461	10,170
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 362		¥ 1,545	¥ 8,445